Consolidated Statement of Change in Equity Statement - GBP (£) £ in Thousands		Total		Share capital	Share premium account	Share- based payment reserve	Merger reserve	Special reserve	Currency translation reserve	Accumulated losses reserve	IFRS 16	IFRS 16 Accumulated losses reserve
Beginning balance at Jan. 31, 2017		£ (3,493)		£ 618	£ 46,420	£ 5,136	£ (1,943)	£ 19,993	£ 50	£ (73,767)
(Loss) / profit for the period / year | Previously reported		(20,190)
(Loss) / profit for the period / year		(20,158)	[1]							(20,158)
Currency translation adjustment		(13)							(13)
Total comprehensive (loss) profit for the period / year		(20,171)	[1]	0	0	0	0	0	(13)	(20,158)
New share capital issued		14,931		84	14,847
Transaction costs on share capital issued		(1,428)			(1,428)
Issue of ordinary shares as consideration for a business combination		5,000		30			4,970
New share capital issued from exercise of warrants		10		1	9
Share options exercised		392		3	389
Share-based payment		1,607				1,607
Ending balance (Previously reported) at Jan. 31, 2018		(3,184)		736	60,237	6,743	3,027	19,993	37	(93,957)
Ending balance at Jan. 31, 2018	[3]	(3,152)	[2]	736	60,237	6,743	3,027	19,993	37	(93,925)
Change in accounting policy											£ 32	£ 32
(Loss) / profit for the period / year | Previously reported		7,527
(Loss) / profit for the period / year		7,490	[1]							7,490
Currency translation adjustment		19							19
Total comprehensive (loss) profit for the period / year		7,509	[1]	0	0	0	0	0	19	7,490
New share capital issued		34,648		864	33,784
Transaction costs on share capital issued		(1,313)			(1,313)
Share options exercised		102		4	98
Share-based payment		4,743				4,743
Transfer						(10,338)				10,338
Ending balance (Previously reported) at Jan. 31, 2019		42,542		1,604	92,806	1,148	3,027	19,993	56	(76,092)
Ending balance at Jan. 31, 2019	[2],[3]	42,537		1,604	92,806	1,148	3,027	19,993	56	(76,097)
Change in accounting policy											£ (5)	£ (5)
(Loss) / profit for the period / year		(22,032)								(22,032)
Total comprehensive (loss) profit for the period / year		(22,032)		0	0	0	0	0	0	(22,032)
New share capital issued		38,759		1,754	37,005
Transaction costs on share capital issued		(701)			(701)
Warrant expense		15				15
Share options exercised		1		1
Share-based payment		646				646
Transfer						(510)				510
Ending balance at Dec. 31, 2019		£ 59,225		£ 3,359	£ 129,110	£ 1,299	£ 3,027	£ 19,993	£ 56	£ (97,619)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'
[2]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'
[3]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'